Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 3 - Cash and Cash Equivalents

	December 31,
	2016	2015
	U.S. Dollars
Bank balances	19,740	30,743
Restricted cash	-	90

	19,740	30,833

As of December 31, 2015, $90 were restricted against credit lines to banking institutions in Hong Kong (denominated in Hong Kong Dollars). This restriction was removed during 2016.

The Company’s cash and cash equivalent balance at December 31, 2016 and 2015 is denominated in the following currencies:

	December 31,
	2016	2015
	U.S. Dollars
US Dollars	15,209	26,703
Euro	1,548	770
Chinese RMB	1,211	640
New Israeli Shekels	1,054	2,002
Other currencies	718	718

	19,740	30,833